Intangible Assets, Net (Details) - Schedule of Estimated Future Amortization Expense - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of estimated future amortization expense [Abstract]
2024	$ 279,575
2025	279,444
2026	278,158
2027	276,798
2028	276,798
Thereafter	3,059,216
Intangible assets, net	$ 4,449,989	$ 4,869,654